Related Party Transactions - Schedule of Respect to Arrangement (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Schedule of Respect to Arrangement [Abstract]
Salaries and benefits		$ 2,510,125
Office and other		626,879
Filing and regulatory fees		713
Marketing and travel		27,213
Total management charges		$ 3,164,930